Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
16 Trade and other receivables
At 31 December
(in USD million) 2021 2020
Trade receivables from contracts with customers 13,266 5,729
Other current receivables 3,011 1,275
Joint venture receivables 491 340
Receivables from equity accounted associated companies

and other related parties
423 74
Total financial trade and other receivables 17,191 7,418
Non-financial trade and other receivables 736 814
Trade and other receivables 17,927 8,232
Trade receivables from contracts with customers are shown net of an immaterial provision for expected losses.
For more information about the credit quality of Equinor's counterparties, see note 6 Financial risk and capital management. For
currency sensitivities, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk